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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                     1275 Pennsylvania Avenue NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
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                       ATLANTA AUSTIN HOUSTON NEW YORK TALLAHASSEE WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sutherland.com

October 9, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Post-Effective Amendment No. 19
       MetLife Investors Insurance Company
       MetLife Investors Variable Annuity Account One
       File No. 333-54358 (Class A)

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company"), MetLife Investors Variable Annuity Account One (the "Account") and General American Life Insurance Company (the "Guarantor"), we have attached for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 19 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
--------------------------------
W. Thomas Conner

Attachment cc:
       John M. Richards, Esq.
       Michele H. Abate, Esq.
       Lisa A. Flanagan, Esq.